STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)									1 Months Ended							4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 10, 2021	Sep. 04, 2020	Jul. 14, 2020	Jul. 09, 2020	Jun. 03, 2020	Jan. 08, 2020	Jan. 06, 2020	May 03, 2016	Mar. 22, 2021	Feb. 28, 2021	Jan. 31, 2021	Jan. 16, 2021	Jan. 22, 2020	Sep. 19, 2018	Aug. 31, 2018	Apr. 30, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021	Mar. 31, 2021	Feb. 24, 2021	Feb. 22, 2021	Feb. 19, 2021	Jan. 08, 2021
Common stock, authorized public shares																	3,000,000,000		3,000,000,000	3,000,000,000
Common stock, par value																	$ 0.001		$ 0.001	$ 0.001
Common stock, issued public shares								29									13,296,880		13,138,282	3,319,469
Accrued dividends																			$ 67,247
Issued during the six months ended June 30, 2021							31,650										158,598		9,818,813
Common stock, outstanding																	13,297		13,138	3,319
Preferred stock shares authorized																	5,000,000		5,000,000
Preferred stock shares par value																	$ 0.001		$ 0.001
Preferred stock shares converts into common stock																	2,000		2,000
Shares issued for payment of Series D dividends							126,600										60,598		148,653
Conversion price per share							$ 0.25										$ 0.50
Payment fees							$ 300,000
Warrants outstanding, beginning																	59,600		60,000
Fair value of extinguishment of debt														$ 556,136			$ 1,808,712
Common share stock options vest exercise price																	$ 0.00
Debt																	$ 2,496,316,000		$ 2,496,316,000
Accrued interest		$ 292,000
Shares exchange																	13,296,880		13,138,282	3,319,469		13,180,417
Common stock warrants			1,800,000														1,825,000		1,800,000
Common stock issued during period																	98,000
Investments
Common stock, issued public shares																			98,000
Warrants for common stock shares equity																			643,700
Total investment amount																			$ 2,114,000
Warrants to purchase common stock shares																			1,130,000
Equity investments fee																		$ 139,000
Proceeds from debenture unit investments																		1,130,000
Debenture fee																		$ 86,400
Debentures convertible into common stock shares																		2,260,000
Warrants [Member] | Exchange Agreement With GPB [Member]
Purchase of common stock shares												35,937,500
Purchase price												$ 0.04
Warrant purchase shares												7,185,000
Warrant price												$ 0.20
Final payment of warrant												$ 750,000
Warrants to purchase common stock shares																	30,100,000
Maximum | Warrants [Member]
Warrants to purchase common stock shares exercise price																	$ 0.80		$ 1.82
Ms. Rosenstock
Debt																	$ 50,000,000		$ 50,000,000
Mr. Blumberg
Debt																	292,290,000		292,290,000
Warrants to purchase common stock shares exercise price																								$ 0.21
Dr. Faupel
Short-term note																	158,000		236,000	$ 236,000
Dr. Cartwright
Short-term note																	$ 271,000		364,000	$ 364,000
Debt Exchanges - 2020
Common stock, issued public shares					500,000												500,000
Outstanding debt				$ 220,000															40,000
Forgive repayment amount				110,000		$ 29,000
Debt exchanged for equity instruments					$ 328,422	2,064,366
Debt exchanged for equity instruments fair value						2,065,548
Gain/Loss on extinguishment of debts					$ 118,396	$ 1,183											$ 224,963		20,000
Warrants for common stock shares equity					700,000	6,957,013											250,000
Common stock, issued fair value					$ 250,000
Common stock, issued price per share					$ 0.50
Warrants to purchase common stock black scholes fair valuation					196,818												99,963
Warrants to purchase common stock black scholes fair valuation exercise price					$ 0.281												$ 0.40
Fair value of extinguishment of debt					$ 446,818												$ 349,963
Extinguishment of exchange debt					$ 328,422												125,000
Short-term note																	$ 125,000
Warrant exercise price per share																	0.50
Exchange transaction remaining balance																	$ 10,213
Cash payments				20,000															$ 20,000
Unsecured note				$ 90,000
Maturity term				18 months
Common share stock options vest				66,000
Common share stock options vest exercise price				$ 0.49
Common share stock options vesting rate				$ 3.667
Bearing interest rate percentage				6.0%
Debt Exchanges - 2020 | Ms. Rosenstock
Forgive repayment amount																	$ 28,986
Debt Exchanges - 2021
Common stock, issued public shares																	2,236		13,138,282
Debt																										$ 1,500,000
Debt final payment																										$ 750,000
Debt Exchanges - 2021 | Mr. Fowler
Preferred stock shares converts into common stock									200,000
Short-term note									$ 26,400
Unsecured note									150,000
Deferred salary									412,624
Accrued interest									133,590										$ 4,325
Total Compensation									546,214
Exchanged amount									50,000
Amount owed									$ 546,214
Shares exchange									50
Accrues interest rate, percentage									6.00%												6.00%
Monthly installments									$ 3,600
Monthly installments period term									4 years
short-term note accrued interest									$ 18,718
Debt Exchanges - 2021 | Mr. Fowler | Maximum
Forgive repayment amount									86,554
Debt Exchanges - 2021 | Mr. Blumberg
Shares exchange	88
Consulting fees	$ 88,000
Debt Exchanges - 2021 | Dr. Faupel
Shares exchange																									100
Long-term debt																									$ 100,000
Debt Exchanges - 2021 | Dr. Cartwright
Shares exchange																									85
Long-term debt																									$ 85,000
Series C Convertible Preferred Shares
Preferred stock shares authorized																	9		9	9
Preferred stock shares par value																	$ 0.001		$ 0.001	$ 0.001
Preferred stock shares converts into common stock															2,000		2,000		33,000	1,050
Conversion price per share													$ 0.25				$ 0.50
Preferred stock shares outstanding													5,000,000				286		286
Preferred stock shares designated													1,250,000				9,000		9,000
Total convertible of common stock shares															6,524,500		572,000		525,000	20,250
Convertible of common stock shares description													if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding				The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.		Preferred Stock held for one (1) share of the Company’s newly created Series C2 Preferred Stock. In total, for 3,262.25 shares of Series C1 Preferred Stock to be surrendered, the Company issued 3,262.25 shares of Series C2 Preferred Stock. At December 31, 2020, shares of Series C2 had a conversion price of $0.50 per share
Liquidation preference																	$ 1,000
Exercise price per share, amount																	$ 512,000
Preferred stock shares surrendered								1,916
Series F-2 Convertible Preferred Shares
Preferred stock shares authorized																	5		5
Preferred stock shares par value																	$ 0.001		$ 0.001
Preferred stock shares converts into common stock																	4,000
Payment fees						$ 750,000											$ 750,000
Preferred stock shares outstanding																	3,237
Preferred stock shares designated																	5,000
Liquidation preference																	$ 3,339
Convertible preferred stock description																	Board designated 5,000 shares of preferred stock as Series F-2 Preferred Stock, 3,237 of which are issued and outstanding. During 2021, the Company entered into a Stock Purchase Agreement with certain accredited investors (“the Series F-2 Investors”). In total, for $678,000 the Company issued 678 shares of Series F-2 Preferred Stock. In addition, the Company exchanged outstanding debt of $2,559,000 for 2,559 shares of Series F-2 Preferred Stock. Each Series F-2 Preferred Stock is convertible into 4,000 common stock shares. The Series F-2 Preferred Stock will have cumulative dividends at the rate per share of 6% per annum. The stated value and liquidation preference on the Series F-2 Preferred Stock is $3,339. Below is a summary of the debt exchanges. On March 22, 2021, the Company exchanged $50,000 of the amount owed of $546,214 for 50 shares of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), a $150,000 unsecured note and Mr. Fowler will remain on our health insurance plan. Mr. Fowler forgave $86,554 and may forgive up to $259,661 if the Company complies with the repayment plan.
Convertible preferred stock description 1																	On March 22, 2021, the Company exchanged $50,000 of the amount owed of $546,214 for 50 shares of Series F-2 Preferred Shares (convertible into 200,000 common stock shares), a $150,000 unsecured note and Mr. Fowler will remain on our health insurance plan. Mr. Fowler forgave $86,554 and may forgive up to $259,661 if the Company complies with the repayment plan.
Increased beneficial ownership percentage																	9.99%
Preferred stock shares issued																	3,237						2,236
Preferred stock shares received																	678,000
Outstanding debt																	$ 2,559,000
Exchange agreement payment						$ 1,500,000
Dividends Paid Amount																	$ 51,031
Forgive repayment amount									88,554
Series F-2 Convertible Preferred Shares | Maximum
Forgive repayment amount									$ 259,661
Series F-2 Convertible Preferred Shares | Mr. Blumberg
Shares exchange	88
Consulting fees	$ 88,000
Series F-2 Convertible Preferred Shares | Dr. Faupel
Shares exchange																									85
Long-term debt																									$ 85,000
Series F-2 Convertible Preferred Shares | Dr. Cartwright
Shares exchange																									100
Long-term debt																									$ 100,000
Series C1 Convertible Preferred Shares
Preferred stock shares converts into common stock																	2,000		2,000
Conversion price per share																	$ 0.50		$ 0.50
Preferred stock shares outstanding																	1,050		1,050
Total convertible of common stock shares																	2,098,500		2,098,500
Preferred stock shares surrendered															326,225		3,262,225
Preferred stock shares issued								4,312									1,050		1,050
Shares outstanding																	104,925		1,024,925
Series C2 Convertible Preferred Shares
Conversion price per share															$ 0.50		$ 0.50		$ 0.50
Total convertible of common stock shares																	2,000		2,000
Preferred stock shares surrendered															326,225		326,225
Preferred stock shares issued															326,225
Series G Convertible Preferred Shares
Preferred stock shares authorized																	1,000		1,000
Preferred stock shares par value																	$ 0.001		$ 0.001
Preferred stock shares outstanding																	0		62,000
Convertible preferred stock description																	uring January 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $78,500, net to the Company is $75,000, for 91,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred.
Convertible preferred stock description 1													if the following conditions occur: 1,250,000 common stock warrants, 6 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a at least $0.50 based on a 30-day VWAP, with a two year term; 1,250,000 common stock warrants, 12 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is at least $0.75 based on a 30-day VWAP, with a one and half year term; 1,250,000 common stock warrants, 18 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.00 based on a 30-day VWAP, with a one year term; and 1,250,000 common stock warrants, 24 months after the close of the Series D Preferred Stock units, if the minimum common stock share price is a minimum of $1.25 based on a 30-day VWAP, with a one year term. The consultant agrees to a 10.0% blocker at any single point in time it cannot own 10.0% of the total common stock shares outstanding				During February 2021, the Company finalized an investment by Power Up Lending Group Ltd. Power Up invested $53,500, net to the Company is $50,000, for 62,000 shares of Series G preferred stock with additional tranches of financing up to $925,000 in the aggregate over the terms of the Series G preferred stock. Series G will be non-voting on any matters requiring shareholder vote. The Series G Preferred Stock will have cumulative dividends at the rate per share of 8% per annum. Series G preferred stock by paying an amount equal to: (i) the number of shares of Series G preferred stock multiplied by then stated value (including accrued dividends); (ii) multiplied by the corresponding percentage as follows: Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%. After the expiration of the 180 days following the issuance date, except for mandatory redemption, the Company shall have no right to redeem the Series G preferred stock. Mandatory redemption occurs within 24 months. In addition, if the Company does not redeem the Series G preferred stock then Power Up will have the option to convert to common stock shares. The variable conversion price will be the value equal to a discount of 19% off of the trading price; which is calculated as the average of the three lowest closing bid prices over the last fifteen trading days. The conversion of Series G Preferred is subject to a 4.99% beneficial ownership limitation, which may be increased to 9.99% at the election of the holder of the Series G Preferred. Due to the mandatory redemption feature of the Series G preferred stock, the total amount of proceeds of $125,000 was recorded as a liability. On June 4, 2021, the Company redeemed the January 2021 investment of $75,000 for $114,597, this $39,597 difference was recorded as interest expense. As of June 30, 2021, the amount outstanding was $50,000 and is presented as a liability. As of June 30, 2021, the Company has also accrued dividends of $1,915.
Preferred stock shares issued																	0		0
Preferred stock shares received																			153,000
Investment net																			$ 132,000
Investment net																		$ 125,000
Preferred stock redeemed																		91,000
Series G Convertible Preferred Shares | Power Up Lending Group Ltd [Member]
Additional Series G preferred stock shares										62,000	91,000
Investment net										$ 53,500	$ 78,500
Additional Series G preferred stock shares, amount										50,000	75,000
Financing cost										$ 925,000	$ 925,000
Discounted rate										19.00%	19.00%
Conversion beneficial ownership limitation										4.99%	4.99%
Increased election holders										9.99%	9.99%
Cumulative dividends rate										8.00%	8.00%
Corresponding percentage Description										Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.	Day 1-60, 105%; Day 61-90, 110%; Day 91-120, 115%; and Day 121-180, 122%.
Net proceeds																	$ 125,000
Total investment amount																	75,000
Outstanding amount																	50,000
Accrued Value																	1,915
Difference of interest expense																	$ 39,597
Series D Preferred Shares
Common stock, issued public shares																256,000	1,526,000
Preferred stock shares converts into common stock																3,000	763
Conversion price per share																$ 0.25	$ 0.25
Preferred stock shares designated																	6,000		6,000
Liquidation preference																	$ 763
Increased beneficial ownership percentage																	9.99
Preferred stock shares issued																	763,000
Shares outstanding																	763		763
Warrants for common stock shares equity													5,000,000			256,000
Warrant exercise price per share																	0.25
Total investment amount																$ 128,000
Warrants to purchase common stock shares																256,000
Common stock warrants 1																	1,526,000
Common stock warrants																	1,526,000
Common stock warrants exercise price 1																	$ 0.75
Related parties investment amount																$ 38,000
Warrants to purchase common stock shares exercise price													$ 0.25			$ 0.75
Conversion of investor shares																128	3,000
Common stock issued during period																	60,598
Preferred stock dividends accrued																	$ 14,306
Common Stock primary trading shares exceed																	1,000
Exceeds percentage																	200.00%
Series E Preferred Shares
Preferred stock shares converts into common stock																	763		4,000
Conversion price per share																	$ 0.25
Preferred stock shares outstanding																	1,736
Preferred stock shares designated																	6,000
Liquidation preference																	$ 1,736
Preferred stock shares issued																	1,736,000		572,000
Preferred stock shares received																			1,736
Dividends Paid Amount																	$ 136,667
Total investment amount																			$ 1,735,500
Common Stock primary trading shares exceed																	1,000
Exceeds percentage																	200.00%
Equity investments fee																			$ 96,985
Increased election holder																	9.99%
Conversion beneficial ownership limitation																	4.99%
Maturity period																	5 years
Incurred fees																	$ 91,895
Cumulative dividends rate																	8.00%
Series F Preferred Shares
Preferred stock shares converts into common stock																	4,000		4,000
Conversion price per share																	$ 0.25
Preferred stock shares outstanding																	1,421
Preferred stock shares designated																	1,500
Liquidation preference																	$ 1,421
Preferred stock shares issued																	1,421
Common Stock primary trading shares exceed																	1,000
Exceeds percentage																	200.00%
Increased election holder																	9.99%
Conversion beneficial ownership limitation																	4.99%
Maturity period																	5 years
Cumulative dividend rate																			6.00%
Dividend amount																	$ 22,659
Accredited investors																	1,421,000
Series F and Series F-2 Preferred Shares
Preferred stock shares converts into common stock																		4,000
Preferred stock shares received																			2,114
Accrued Value																	$ 136,667